Long-term debt - Summary (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Long-term debt.
Total long-term debt	R 124,068	R 104,834	R 102,643
Short-term portion	(29,764)	(22,334)
Long-term debt	R 94,304	R 82,500